Investment in Associates - Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sinjori Sdn Bhd [Member]
Disclosure of associates [Line Items]
Principal activities	Property investment and development
Place of incorporation	Malaysia
Place of business	Malaysia
Group's effective equity interest	14.00%	14.00%
Guangxi Yuchai Quan Xing Machinery Company Ltd [Member]
Disclosure of associates [Line Items]
Principal activities	Manufacture spare part and sales of auto spare part, diesel engine & spare part, metallic materials, generator & spare part, chemical products (exclude dangerous goods), lubricating oil
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	15.30%	15.30%
Guangxi Yulin Yuchai Property Management Co Ltd [Member]
Disclosure of associates [Line Items]
Principal activities	Property management
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest		22.90%